CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (52,084,317)	$ (983,181)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Amortization of discount on note payable	7,000	93,000
Gain on forgiveness of debt	740,979
Provision for bad debt	342,634	95,815	$ 32,457
Depreciation expense	9,735	395
Changes in working capital requirements:
Accounts receivable	(203,904)	(286,602)
Prepaids and other current assets	(861,888)	57,168
Accounts payable and accrued liabilities	(161,975)	988,798
Deferred revenue	(119,413)	13,561
Net cash used in operating activities	(2,815,248)	(523,436)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(50,507)	(2,690)
Net cash used in investing activities	(21,384)	(2,690)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loan payable, related party		120,000
Net cash provided by financing activities	5,045,235	455,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	2,208,603	(71,126)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	118,734	230,664	230,664
CASH AND CASH EQUIVALENTS, END OF PERIOD	2,327,337	159,538	118,734	$ 230,664
Supplemental disclosure of cash flow information
Cash paid for income taxes	3,092
VSee Lab, Inc
Net loss			(3,410,614)	(925,754)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Amortization of discount on note payable			93,733	15,934
Change in fair value on embedded derivative			(90,200)	64,731
Gain on forgiveness of debt			(107,862)
Provision for bad debt			32,457	15,131
Depreciation expense			678	0
Changes in working capital requirements:
Accounts receivable			(271,484)	(118,490)
Prepaids and other current assets			59,741	5,559
Deferred tax asset			1,852,826	(694,363)
Accounts payable and accrued liabilities			1,169,983	518,639
Deferred revenue			(154,037)	146,515
Due to related party			192,184	146,322
Net cash used in operating activities			(632,595)	(825,776)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets			(4,335)
Net cash used in investing activities			(4,335)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable			200,000	600,000
Proceeds from loan payable, related party			190,000	110,000
Proceeds from share purchase liability			135,000
Net cash provided by financing activities			525,000	710,000
NET CHANGE IN CASH AND CASH EQUIVALENTS			(111,930)	(115,776)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	$ 118,734	$ 230,664	230,664	346,440
CASH AND CASH EQUIVALENTS, END OF PERIOD			$ 118,734	230,664
Supplemental disclosure of cash flow information
Cash paid for income taxes				$ 16,000